Earnings per $0.25 Ordinary Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per $0.25 Ordinary Share
Profit for the year attributable to equity holders ($m)	$ 3,288	$ 112	$ 3,196
Basic earnings per Ordinary Share (in dollars per share)	$ 2.12	$ 0.08	$ 2.44
Diluted earnings per Ordinary Share (in dollars per share)	$ 2.11	$ 0.08	$ 2.44
Weighted average number of Ordinary Shares in issue for basic earnings (millions)	1,548	1,418	1,312
Dilutive impact of share options outstanding (millions)	12	9	1
Diluted weighted average number of Ordinary Shares in issue (millions)	1,560	1,427	1,313